MERIDIAN FUND, INC.
                                                                   April 2, 2008

To Our Shareholders:

The combination of deteriorating credit markets and a slowing economy resulted in a sharp sell-off in stocks during the first quarter of 2008. The S&P 500 declined 9.9%, the NASDAQ 14.1% and the Russell 2000 10.2%. This broad based retreat is the largest quarterly decline in 5 1/2 years. The top performing sectors included precious metals, home construction and railroads. Mobile telecommunications, consumer electronics and mortgage finance companies were among the worst performing groups. Government bonds performed well, providing a safe haven for nervous investors. The yield on the ten-year treasury declined from 4.03% to 3.43% during the quarter.

Most economic indicators continue to point down. The main problem is the deterioration of the credit markets and their impact on our financial structure and the broader economy. The situation is compounded by rising commodity prices, which usually decline with a weak economy. Thus, many companies are facing weak demand and cost pressures, a difficult combination for corporate profits. The consumer is under pressure also. Exports, however, are strong and our trade balance is improving, primarily due to the weak dollar. Fiscal and monetary policies remain expansionary. The federal deficit will increase with a one time $165 billion targeted tax rebate in May. The Federal Reserve has lowered the federal funds rate several times and has been generous in supplying credit to troubled financial institutions. Our outlook is for the economy to be flat to modestly down in the first half of the year and to stabilize in the back half of 2008 as we work through these issues.

Long-term investment results, history clearly shows, are improved by buying good companies or mutual funds or adding to existing positions during difficult stock market environments. We welcome those new shareholders who joined the Meridian Funds during the quarter and appreciate the continued confidence of our existing shareholders.

/s/ Richard F. Aster, Jr.

Richard F. Aster, Jr.

MERIDIAN EQUITY INCOME FUND(R) (MEIFX)

The Meridian Equity Income Fund's net asset value per share at March 31, 2008 was $10.85. This represents a decrease of 4.99% for the calendar year to date. The Fund's total return and average annual compound rate of return since inception, January 31, 2005, were 19.8% and 5.9%, respectively. The Fund's assets at the close of the quarter were invested 5.3% in cash and 94.7% in stocks. Total net assets were $37,522,963 and there were 583 shareholders.

Our basic strategy remains unchanged. The Fund continues to seek to invest in companies with above average yields and strong financial returns that, in our opinion, have the ability to grow dividends. The fund is diversified with 50 positions representing 49 different industry groups. At the end of the March 2008 quarter, the portfolio's average holding had a 5-year-average return on equity of 19.8% and an average dividend yield of 3.5%; both measures substantially higher than the average S&P 500 stock. The average position had a market capitalization of $33.0 billion, a debt ratio of 39.1% and earnings per share that are expected to grow 9.9% during the next several years. We believe these financial characteristics will lead to positive long-term returns for the Fund.

During the quarter we purchased shares of Boeing, Caterpillar, Dow Chemical, Family Dollar Stores, Coca-Cola, Morgan Stanley, Nu Skin Enterprises, Supervalu and Timken. We sold our positions in BP Plc, E.I. du Pont De Nemours, Emerson Electric, Federated Investors, Limited Brands, Pfizer, PPG Industries, Rohm & Haas and Whirlpool.

Intel, a current holding, is well known as the world leader in providing integrated circuits, primarily microprocessor chips for desktop, laptop and notebook computers as well as enterprise servers and work stations. The company has additional products addressing a number of growing applications. Intel has minimal debt, a five-year return on equity of 18%, a yield of 2.4% and the financial where-with-all for future dividend increases. The company is a well managed market leader addressing a growing world market and the shares, in our opinion, will continue to show above average returns.

MERIDIAN GROWTH FUND(R) (MERDX)

The Meridian Growth Fund's net asset value per share at March 31, 2008 was $33.55. This represents a decrease of 11.1% for the calendar year to date. The Fund's total return and average annual compound rate of return since inception, August 1, 1984, were 1,660.5% and 12.9%, respectively. The Fund's assets at the close of the quarter were invested 6.0% in cash and cash equivalents and 94.0% in stocks. Total net assets were $1,580,114,642 and there were 66,921 shareholders.

Stocks are reasonably valued and we believe the market will move higher once investors perceive that credit markets are stable and the economy is out of danger. The most attractive valuations are in the financial, building-related and consumer groups. Our portfolio, in general, consists of well positioned small and medium-sized growth stocks which, in most cases, are market leaders, well managed, have strong financial positions and sell at reasonable valuations. They are not totally immune from a weak economy, but should survive and, in our opinion, be stronger and better positioned to do well long-term. Our largest areas of concentration are healthcare, technology, financial services and consumer services.

Our turnover was higher than normal during the first quarter. We purchased shares of American Eagle Outfitters, Blackbaud, Digital Realty Trust, Dun & Bradstreet, Jack in the Box, Mattel, Trimble Navigation and Watsco. We sold our positions in Annaly Capital Management, Darden Restaurants, Da Vita and International Rectifier. BEA Systems was taken over by a larger company.

Ross Stores, a current holding, is the second largest operator of off-price retail apparel and home accessories in the U.S., which targets value-conscious consumers. The company acquires brand name and designer merchandise through opportunistic purchases created by manufacturer overruns and canceled orders and sells them at everyday savings of 20-70% off department store regular prices. Historically, off-price retailers tend to perform relatively better than the overall retail sector in a slow economy given their value proposition. Ross has an experienced management team and should be able to continue growing earnings at low-to-mid teens while maintaining a strong balance sheet and generating strong cash flow. The stock sells at a reasonable valuation given its market share position, earnings growth potential and seasoned management team.

MERIDIAN VALUE FUND(R) (MVALX)

The Meridian Value Fund's net asset value per share at March 31, 2008 was $29.27. This represents a decrease of 8.3% for the calendar year to date. The Fund's total return and average compounded annual rate of return since June 30, 1995, were 660.9% and 17.3%, respectively. The comparable period returns for the S&P 500 with dividends were 201.0% and 9.0%, respectively. The Fund's assets at the close of the quarter were invested 5.1% in cash and cash equivalents and 94.9% in stocks. Total net assets were $1,368,706,365 and there were 64,669 shareholders.

Our investment strategy remains unchanged. We continue to seek out-of-favor companies that we believe have defensible positions in their industries, strong or improving balance sheets, reasonable valuations and good prospects for earnings growth. It is our position that over the long term this strategy will produce returns that outperform the Fund's benchmark. In our opinion the portfolio is well positioned, reasonably valued and diversified. We hold 55 positions, representing 26 industry groups. We continue to invest in companies of all market capitalizations and our largest areas of concentration are healthcare products, technology and industrial products. The outlook for our approach, in our view, is favorable at this time.

During the quarter we purchased shares of Con-Way, Franklin Electric Company, ImClone Systems and Mattel. We sold our positions in Corinthian Colleges, The Cooper Companies, International Flavors and Fragrances, Regions Financial and Schering-Plough. Cognos and UAP Holding were taken over by larger companies.

Anheuser-Busch, the world's leading brewer, is one of our largest positions. Earnings declined in 2005 when domestic beer volumes were under significant pressure due to consumer taste shifts to wine and spirits combined with a harsh competitive and promotional environment for brewers. Since then the share shift away from beer has slowed and domestic volumes have grown, albeit slowly. The company has turned to expanded import agreements and investments in international brewers, particularly in Mexico and China, to drive earnings growth. Approximately thirty percent of profits now come from higher growth international markets. The beer industry has good defensive characteristics which should help relative performance in a tough economy. Anheuser-Busch has resumed earnings growth and is a compelling value at current levels trading at less than 16 times estimated earnings for 2008 with a 2.8% dividend yield.

MISCELLANEOUS

The Meridian Funds are no-load and there are no transaction fees or commissions charged when purchased directly through our transfer agent, PFPC. This can be a very cost-effective method to purchase shares of the Meridian Funds for shareholders who do not need the services of a broker-dealer and for long-term investors that make multiple purchases.

We have added a new E-mail Alerts feature to our website at www.meridianfund.com. When you sign up for E-mail Alerts you will receive notification of news items, shareholder reports, SEC filings, and other information regarding the Meridian Funds.

THE INFORMATION PROVIDED IN THIS REPORT SHOULD NOT BE CONSIDERED INVESTMENT ADVICE OR A RECOMMENDATION TO PURCHASE OR SELL ANY PARTICULAR SECURITY. THERE IS NO ASSURANCE THAT ANY SECURITIES DISCUSSED HEREIN WILL REMAIN IN A PARTICULAR FUND'S PORTFOLIO AT THE TIME YOU RECEIVE THIS REPORT OR THAT SECURITIES SOLD HAVE NOT BEEN REPURCHASED. SECURITIES DISCUSSED ARE PRESENTED AS ILLUSTRATIONS OF COMPANIES THAT FIT A PARTICULAR FUND'S INVESTMENT STRATEGY AND DO NOT REPRESENT A FUND'S ENTIRE PORTFOLIO AND IN THE AGGREGATE MAY REPRESENT ONLY A SMALL%AGE OF A FUND'S PORTFOLIO HOLDINGS. IT SHOULD NOT BE ASSUMED THAT ANY OF THE SECURITIES TRANSACTIONS OR HOLDINGS DISCUSSED WERE OR WILL PROVE TO BE PROFITABLE, OR THAT INVESTMENT DECISIONS FUND MANAGEMENT MAKES IN THE FUTURE WILL BE PROFITABLE OR WILL EQUAL THE INVESTMENT PERFORMANCE OF THE SECURITIES DISCUSSED HEREIN. MANAGEMENT'S VIEWS PRESENTED HEREIN AND ANY DISCUSSION OF A PARTICULAR FUND'S PORTFOLIO HOLDINGS OR PERFORMANCE ARE AS OF MARCH 31, 2008 AND ARE SUBJECT TO CHANGE WITHOUT NOTICE.

MERIDIAN EQUITY INCOME FUND(R)

SUMMARY OF PORTFOLIO HOLDINGS

MARCH 31, 2008 (UNAUDITED)

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------


PORTFOLIO HOLDINGS BY CATEGORY (% OF TOTAL NET ASSETS)
Industrial Conglomerates....................................    3.8%  $ 1,434,139
Semiconductors..............................................    2.1       784,189
Oil & Gas-Integrated........................................    2.1       776,776
Data Processing & Outsourced Services.......................    2.1       775,737
Food & Meats-Packaged.......................................    2.0       765,947
Food Retail.................................................    2.0       764,490
Air Freight & Logistics.....................................    2.0       763,424
Chemicals - Specialty.......................................    2.0       756,458
Paper & Packaging...........................................    2.0       752,969
Construction Materials-Steel................................    2.0       751,916
Insurance-Life & Health.....................................    2.0       748,020
Office Services & Supplies..................................    2.0       746,384
Construction Materials......................................    2.0       737,040
Auto Parts & Equipment......................................    2.0       736,936
Consumer Products-Household.................................    1.9       730,440
Hotel Resorts & Cruise Lines................................    1.9       730,259
Media-Broadcasting & Cable TV...............................    1.9       726,432
Food Distributors...........................................    1.9       725,500
Pharmaceuticals.............................................    1.9       722,327
Insurance-Property & Casualty...............................    1.9       719,816
Telecommunication Services-Integrated.......................    1.9       715,444
Household Products..........................................    1.9       713,278
Commercial Printing.........................................    1.9       712,740
Computer Hardware...........................................    1.9       712,511
Machinery...................................................    1.9       712,439
Railroads...................................................    1.9       711,592
Environmental Facilities & Services.........................    1.9       704,424
Brewers.....................................................    1.9       702,260
Household-Home Furnishings..................................    1.9       700,356
Apparel Accessories & Luxury Goods..........................    1.9       697,590
Restaurants.................................................    1.9       697,125
Utilities-Multi.............................................    1.9       696,696
Distributors................................................    1.9       695,203

MERIDIAN EQUITY INCOME FUND(R)

MARCH 31, 2008 (UNAUDITED)

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

Household Appliances........................................    1.9       692,871
Tobacco.....................................................    1.8       690,946
Chemicals - Diversified.....................................    1.8       685,410
Housewares Specialties......................................    1.8       683,813
Insurance Brokers...........................................    1.8       683,123
Motorcycle Manufacturers....................................    1.8       682,500
Consumer Products-Personal Care.............................    1.8       679,354
Leisure Products............................................    1.8       678,590
Aerospace/Defense...........................................    1.8       676,767
Electrical Components & Equipment...........................    1.8       675,011
General Merchandise Stores..................................    1.8       664,950
REITs-Residential...........................................    1.8       662,872
Banking.....................................................    1.7       649,775
Banking-Investment Banking & Brokerage......................    1.7       644,370
Banking-Diversified Banks...................................    1.7       643,543
Paper & Forest Products.....................................    1.7       631,040
Cash & Other Assets, Less Liabilities.......................    5.3     1,977,171
                                                              -----   -----------
                                                              100.0%  $37,522,963
                                                              =====   ===========


MERIDIAN GROWTH FUND(R)

SUMMARY OF PORTFOLIO HOLDINGS

MARCH 31, 2008 (UNAUDITED)

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

PORTFOLIO HOLDINGS BY CATEGORY (% OF TOTAL NET ASSETS)
Tech-Software.............................................    9.7%  $  153,150,498
Healthcare Products.......................................    9.6      152,433,747
Retail....................................................    8.2      129,695,578
Industrial Conglomerates..................................    6.6      104,288,303
Technology................................................    6.2       97,606,208
Insurance Brokers.........................................    4.7       73,828,902
Restaurants...............................................    4.3       67,526,599
Brokerage & Money Management..............................    3.6       57,212,660
U.S. Government Obligations...............................    3.5       54,930,739
Healthcare Services.......................................    3.4       54,186,078
Banking...................................................    3.3       52,032,672
Leisure & Amusement.......................................    3.2       49,912,452
Energy....................................................    3.0       47,116,298
Chemicals-Specialty.......................................    2.9       45,906,971
Cellular Communications...................................    2.7       41,970,384
Consumer Services.........................................    2.6       41,390,708
Computer Hardware.........................................    2.6       41,155,739
Business Services.........................................    2.6       40,905,040
Insurance-Property & Casualty.............................    2.6       40,498,277
Industrial Services.......................................    2.4       37,941,208
Construction..............................................    2.3       36,435,178
Aerospace/Defense.........................................    2.2       35,435,805
Healthcare Information Services...........................    2.2       34,977,214
Distributors..............................................    1.3       21,049,644
Hotels & Lodging..........................................    0.8       12,570,348
Leisure Products..........................................    0.5        7,991,840
REITs-Diversified.........................................    0.5        7,976,850
Cash & Other Assets, Less Liabilities.....................    2.5       39,988,702
                                                            -----   --------------
                                                            100.0%  $1,580,114,642
                                                            =====   ==============


MERIDIAN VALUE FUND(R)

SUMMARY OF PORTFOLIO HOLDINGS

MARCH 31, 2008 (UNAUDITED)

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

PORTFOLIO HOLDINGS BY CATEGORY (% OF TOTAL NET ASSETS)
Industrial Products.......................................   11.8%  $  161,003,781
Healthcare Products.......................................   11.4      156,438,658
Energy....................................................    9.9      135,618,726
Consumer Products.........................................    8.2      111,793,295
Utilities.................................................    6.7       91,209,297
Technology................................................    6.1       83,483,018
Media.....................................................    4.6       62,980,168
U.S. Government Obligations...............................    4.3       59,915,558
Apparel...................................................    4.0       54,581,535
Pharmaceuticals...........................................    3.2       43,399,748
Brewers...................................................    3.1       42,415,555
Information Technology Services...........................    3.0       40,539,500
Telecommunications Services...............................    2.9       40,142,385
Semiconductors............................................    2.7       37,234,440
Leisure Products..........................................    2.1       28,339,590
Aerospace/Defense.........................................    2.0       26,799,660
Insurance Brokers.........................................    1.9       26,296,464
Leisure & Amusement.......................................    1.7       23,037,077
Banking...................................................    1.6       22,255,364
Business Services.........................................    1.6       21,626,926
Trucking..................................................    1.3       17,694,048
Transportation-Airlines...................................    1.2       17,032,671
Telecommunications Equipment..............................    1.2       16,701,201
Agriculture...............................................    0.9       12,632,352
Tech-Software.............................................    0.9       11,943,465
Industrial Services.......................................    0.4        7,016,988
Asset Management & Custody Banks..........................    0.5        6,285,180
Cash & Other Assets, Less Liabilities.....................    0.8       10,289,715
                                                            -----   --------------
                                                            100.0%  $1,368,706,365
                                                            =====   ==============


MERIDIAN EQUITY INCOME FUND(R)

SCHEDULE OF INVESTMENTS

MARCH 31, 2008 (UNAUDITED)

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------



                                                Shares            Value*
                                           ---------------   ---------------
COMMON STOCKS - 94.7%


  AEROSPACE/DEFENSE - 1.8%
     Boeing Co. ........................         9,100         $   676,767


  AIR FREIGHT & LOGISTICS - 2.0%
     United Parcel Service, Inc. Class
       B................................        10,455             763,424


  APPAREL ACCESSORIES & LUXURY GOODS - 1.9%
     VF Corp. ..........................         9,000             697,590


  AUTO PARTS & EQUIPMENT - 2.0%
     Autoliv, Inc. (Sweden).............        14,680             736,936


  BANKING - 1.7%
     Regions Financial Corp. ...........        32,900             649,775


  BANKING-INVESTMENT BANKING & BROKERAGE - 1.7%
     Morgan Stanley.....................        14,100             644,370


  BANKING-DIVERSIFIED BANKS - 1.7%
     Comerica, Inc. ....................        18,345             643,543


  BREWERS - 1.9%
     Anheuser-Busch Cos., Inc. .........        14,800             702,260


  CHEMICALS-DIVERSIFIED - 1.8%
     Dow Chemical Co. (The).............        18,600             685,410


  CHEMICALS-SPECIALTY - 2.0%
     RPM International, Inc. ...........        36,125             756,458


  COMMERCIAL PRINTING - 1.9%
     R. R. Donnelley & Sons Co. ........        23,515             712,740


  COMPUTER HARDWARE - 1.9%
     Diebold, Inc. .....................        18,975             712,511


  CONSTRUCTION MATERIALS - 2.0%
     Vulcan Materials Co. ..............        11,100             737,040


  CONSTRUCTION MATERIALS-STEEL - 2.0%
     Timken Co. ........................        25,300             751,916


  CONSUMER PRODUCTS-HOUSEHOLD - 1.9%
     Coca-Cola Co. (The)................        12,000             730,440


  CONSUMER PRODUCTS-PERSONAL CARE - 1.8%
     Nu Skin Enterprises, Inc. Class A..        37,700             679,354


  DATA PROCESSING & OUTSOURCED SERVICES - 2.1%
     Automatic Data Processing, Inc. ...        18,300             775,737


  DISTRIBUTORS - 1.9%
     Genuine Parts Co. .................        17,285             695,203


  ELECTRICAL COMPONENTS & EQUIPMENT - 1.8%
     Hubbell, Inc. Class B..............        15,450             675,011


  ENVIRONMENTAL FACILITIES & SERVICES - 1.9%
     Waste Management, Inc. ............        20,990             704,424


  FOOD DISTRIBUTORS - 1.9%
     SYSCO Corp. .......................        25,000             725,500


  FOOD & MEATS-PACKAGED - 2.0%
     Kraft Foods, Inc. Class A..........        24,700             765,947


  FOOD RETAIL - 2.0%
     SUPERVALU, Inc. ...................        25,500             764,490


MERIDIAN EQUITY INCOME FUND(R)

MARCH 31, 2008 (UNAUDITED)

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

                                                Shares            Value*
                                           ---------------   ---------------
COMMON STOCK (continued)


  GENERAL MERCHANDISE STORES - 1.8%
     Family Dollar Stores, Inc. ........        34,100         $   664,950


  HOTEL RESORTS & CRUISE LINES - 1.9%
     Carnival Corp. ....................        18,040             730,259


  HOUSEHOLD APPLIANCES - 1.9%
     Stanley Works (The)................        14,550             692,871


  HOUSEHOLD-HOME FURNISHINGS - 1.9%
     Leggett & Platt, Inc. .............        45,925             700,356


  HOUSEHOLD PRODUCTS - 1.9%
     Kimberly-Clark Corp. ..............        11,050             713,278


  HOUSEWARES SPECIALTIES - 1.8%
     Newell Rubbermaid, Inc. ...........        29,900             683,813


  INDUSTRIAL CONGLOMERATES - 3.8%
     3M Co. ............................         9,040             715,516
     Eaton Corp. .......................         9,020             718,623
                                                               -----------
                                                                 1,434,139

  INSURANCE BROKERS - 1.8%
     Willis Group Holdings, Ltd. (United
       Kingdom).........................        20,325             683,123


  INSURANCE-LIFE & HEALTH - 2.0%
     Lincoln National Corp. ............        14,385             748,020


  INSURANCE-PROPERTY & CASUALTY - 1.9%
     Mercury General Corp. .............        16,245             719,816


  LEISURE PRODUCTS - 1.8%
     Mattel, Inc. ......................        34,100             678,590


  MACHINERY - 1.9%
     Caterpillar, Inc. .................         9,100             712,439


  MEDIA-BROADCASTING & CABLE TV - 1.9%
     CBS Corp. - Class B................        32,900             726,432


  MOTORCYLE MANUFACTURERS - 1.8%
     Harley-Davidson, Inc. .............        18,200             682,500


  OFFICE SERVICES & SUPPLIES - 2.0%
     Avery Dennison Corp. ..............        15,155             746,384


  OIL & GAS-INTEGRATED - 2.1%
     Chevron Corp. .....................         9,100             776,776


  PAPER & FOREST PRODUCTS - 1.7%
     International Paper Co. ...........        23,200             631,040


  PAPER & PACKAGING - 2.0%
     Sonoco Products Co. ...............        26,300             752,969


  PHARMACEUTICALS - 1.9%
     Johnson & Johnson..................        11,135             722,327


  RAILROADS - 1.9%
     Norfolk Southern Corp. ............        13,100             711,592


  REITs-RESIDENTIAL - 1.8%
     Mid-America Apartment Communities,
       Inc. REIT........................        13,300             662,872


  RESTAURANTS - 1.9%
     McDonald's Corp. ..................        12,500             697,125


  SEMICONDUCTORS - 2.1%
     Intel Corp. .......................        37,025             784,189


MERIDIAN EQUITY INCOME FUND(R)

MARCH 31, 2008 (UNAUDITED)

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

                                                Shares            Value*
                                           ---------------   ---------------
COMMON STOCK (continued)


  TELECOMMUNICATION SERVICES-
     INTEGRATED - 1.9%
     AT&T, Inc. ........................        18,680         $   715,444


  TOBACCO - 1.8%
     Reynolds American, Inc. ...........        11,705             690,946


  UTILITIES-MULTI - 1.9%
     AGL Resources, Inc. ...............        20,300             696,696


  TOTAL INVESTMENTS - 94.7%
     (Cost $37,680,664)...................................      35,545,792

CASH AND OTHER ASSETS, LESS
  LIABILITIES - 5.3%....................                         1,977,171
                                                               -----------


NET ASSETS - 100.0%.....................                       $37,522,963
                                                               ===========





The aggregate book cost is $37,680,664.

The aggregate gross unrealized appreciation is $926,178.
The aggregate gross unrealized depreciation is $(3,061,050).
The net unrealized depreciation is $(2,134,872).
REIT - Real Estate Investment Trust

   * INVESTMENT VALUATION: Marketable securities are valued at the closing price or last sales price on the principal exchange or market on which they are traded; or, if there were no sales that day, at the last reported bid price. Securities and other assets for which reliable market quotations are not readily available or for which a significant event has occurred since the time of the most recent market quotation, will be valued at their fair value as determined by the Adviser under the guidelines established by, and under the general supervision and responsibility of, the Funds' Board of Directors. Short-term securities with original or remaining maturities more than 60 days are valued at the mean of their quoted bid and asked prices. Short-term securities with 60 days or less to maturity are amortized to maturity based on their cost to the Fund if acquired within 60 days of maturity or, if already held by the Fund on the 60th day, based on the value determined on the 61st day.

MERIDIAN GROWTH FUND(R)

SCHEDULE OF INVESTMENTS

MARCH 31, 2008 (UNAUDITED)

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------



                                                  Shares                Value***
                                           --------------------   --------------------
COMMON STOCKS - 94.0%


  AEROSPACE/DEFENSE - 2.2%
     BE Aerospace, Inc.*................              1,013,900      $   35,435,805


  BANKING - 3.3%
     SVB Financial Group*...............                863,100          37,665,684
     UCBH Holdings, Inc. ...............              1,851,416          14,366,988
                                                                     --------------
                                                                         52,032,672

  BROKERAGE & MONEY MANAGEMENT - 3.6%
     Affiliated Managers Group, Inc.*...                284,000          25,770,160
     T. Rowe Price Group, Inc. .........                628,850          31,442,500
                                                                     --------------
                                                                         57,212,660

  BUSINESS SERVICES - 2.6%
     Global Payments, Inc. .............                989,000          40,905,040


  CELLULAR COMMUNICATIONS - 2.7%
     American Tower Corp. Class A*......              1,070,400          41,970,384


  CHEMICALS-SPECIALTY - 2.9%
     RPM International, Inc. ...........              2,192,310          45,906,971


  COMPUTER HARDWARE - 2.6%
     Diebold, Inc. .....................              1,096,025          41,155,739


  CONSTRUCTION - 2.3%
     Granite Construction, Inc. ........              1,113,885          36,435,178


  CONSUMER SERVICES - 2.6%
     Rollins, Inc. .....................              2,339,780          41,390,708


  DISTRIBUTORS - 1.3%
     Watsco, Inc. ......................                508,200          21,049,644


  ENERGY - 3.0%
     FMC Technologies, Inc.*............                828,200          47,116,298


  HEALTHCARE INFORMATION SERVICES - 2.2%
     Cerner Corp.*......................                938,230          34,977,214


  HEALTHCARE PRODUCTS - 9.6%
     C. R. Bard, Inc. ..................                551,175          53,133,270
     DENTSPLY International, Inc. ......              1,357,600          52,403,360
     Edwards Lifesciences Corp.*........              1,052,685          46,897,117
                                                                     --------------
                                                                        152,433,747

  HEALTHCARE SERVICES - 3.4%
     Laboratory Corp. of America
       Holdings*........................                169,100          12,459,288
     Millipore Corp.*...................                619,000          41,726,790
                                                                     --------------
                                                                         54,186,078

  HOTELS & LODGING - 0.8%
     Las Vegas Sands Corp.*.............                170,700          12,570,348


  INDUSTRIAL CONGLOMERATES - 6.6%
     Airgas, Inc. ......................                556,367          25,298,007
     Dionex Corp.*......................                555,800          42,791,042
     Pall Corp. ........................              1,032,200          36,199,254
                                                                     --------------
                                                                        104,288,303

  INDUSTRIAL SERVICES - 2.4%
     Allied Waste Industries, Inc.*.....              3,509,825          37,941,208


  INSURANCE BROKERS - 4.7%
     Brown & Brown, Inc. ...............              1,992,050          34,621,829
     Willis Group Holdings, Ltd. (United
       Kingdom).........................              1,166,530          39,207,073
                                                                     --------------
                                                                         73,828,902

  INSURANCE-PROPERTY & CASUALTY - 2.6%
     Mercury General Corp. .............                913,976          40,498,277


  LEISURE & AMUSEMENT - 3.2%
     Royal Caribbean Cruises, Ltd. .....              1,191,835          39,211,372
     Winnebago Industries, Inc. ........                633,200          10,701,080
                                                                     --------------
                                                                         49,912,452


MERIDIAN GROWTH FUND(R)

MARCH 31, 2008 (UNAUDITED)

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

                                                  Shares                Value***
                                           --------------------   --------------------
COMMON STOCK (continued)


  LEISURE PRODUCTS - 0.5%
     Mattel, Inc. ......................                401,600      $    7,991,840


  REITS-DIVERSIFIED - 0.5%
     Digital Realty Trust, Inc. REIT....                224,700           7,976,850


  RESTAURANTS - 4.3%
     CBRL Group, Inc. ..................                931,988          33,337,211
     Jack in the Box, Inc.*.............              1,272,400          34,189,388
                                                                     --------------
                                                                         67,526,599


  RETAIL - 8.2%
     American Eagle Outfitters, Inc. ...              1,495,800          26,191,458
     Bed Bath & Beyond, Inc.*...........                613,400          18,095,300
     PetSmart, Inc. ....................              1,750,200          35,774,088
     Ross Stores, Inc. .................              1,656,700          49,634,732
                                                                     --------------
                                                                        129,695,578


  TECHNOLOGY - 6.2%
     NetApp, Inc.*......................              1,578,900          31,656,945
     Trimble Navigation, Ltd.*..........                856,200          24,478,758
     Zebra Technologies Corp. Class A*..              1,244,613          41,470,505
                                                                     --------------
                                                                         97,606,208


  TECH-SOFTWARE - 9.7%
     Advent Software, Inc.*.............                961,338          40,972,226
     Blackbaud, Inc. ...................                327,300           7,946,844
     Dun & Bradstreet Corp. ............                386,300          31,437,094
     MICROS Systems, Inc.*..............              1,131,400          38,082,924
     Teradata Corp.*....................              1,573,500          34,711,410
                                                                     --------------
                                                                        153,150,498


  TOTAL COMMON STOCKS - 94.0%
    (Cost $1,413,579,397)......................................       1,485,195,201
                                                                     --------------
U.S. GOVERNMENT OBLIGATIONS - 3.5%
     U.S. Treasury Bill @ 3.042%**
       due 04/10/08
       (Face Value $20,000,000)................................          19,984,900
     U.S. Treasury Bill @ 2.065%**
       due 04/17/08
       (Face Value $20,000,000)................................          19,981,689
     U.S. Treasury Bill @ 1.344%**
       due 06/12/08
       (Face Value $15,000,000)................................          14,964,150
                                                                     --------------
  TOTAL U.S. GOVERNMENT OBLIGATIONS
     (Cost $54,926,389)........................................          54,930,739
                                                                     --------------

  TOTAL INVESTMENTS - 97.5%
     (Cost $1,468,505,786).....................................       1,540,125,940

CASH AND OTHER ASSETS, LESS LIABILITIES - 2.5%.................          39,988,702
                                                                     --------------

NET ASSETS - 100.0%............................................      $1,580,114,642
                                                                     ==============




The aggregate book cost is $1,468,505,786.

The aggregate gross unrealized appreciation is $206,436,867.
The aggregate gross unrealized depreciation is $(134,816,713).
The net unrealized appreciation is $71,620,154.
REIT - Real Estate Investment Trust


    * Non-income producing securities

   ** Annualized yield at date of purchase

  *** INVESTMENT VALUATION: Marketable securities are valued at the closing price or last sales price on the principal exchange or market on which they are traded; or, if there were no sales that day, at the last reported bid price. Securities and other assets for which reliable market quotations are not readily available or for which a significant event has occurred since the time of the most recent market quotation, will be valued at their fair value as determined by the Adviser under the guidelines established by, and under the general supervision and responsibility of, the Funds' Board of Directors. Short-term securities with original or remaining maturities more than 60 days are valued at the mean of their quoted bid and asked prices. Short-term securities with 60 days or less to maturity are amortized to maturity based on their cost to the Fund if acquired within 60 days of maturity or, if already held by the Fund on the 60th day, based on the value determined on the 61st day.

MERIDIAN VALUE FUND(R)

SCHEDULE OF INVESTMENTS

MARCH 31, 2008 (UNAUDITED)

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------



                                                  Shares                Value***
                                           --------------------   --------------------
COMMON STOCKS - 94.9%


  AEROSPACE/DEFENSE - 2.0%
     BE Aerospace, Inc.*................                766,800      $   26,799,660


  AGRICULTURE - 0.9%
     Bunge, Ltd. .......................                145,400          12,632,352


  APPAREL - 4.0%
     Hanesbrands, Inc.*.................                924,300          26,989,560
     Liz Claiborne, Inc. ...............                769,200          13,960,980
     Quiksilver, Inc.*..................              1,389,500          13,630,995
                                                                     --------------
                                                                         54,581,535

  ASSET MANAGEMENT & CUSTODY BANKS - 0.5%
     Federated Investors, Inc. Class B..                160,500           6,285,180


  BANKING - 1.6%
     Annaly Capital Management, Inc.
       REIT.............................              1,452,700          22,255,364


  BREWERS - 3.1%
     Anheuser-Busch Cos., Inc. .........                893,900          42,415,555


  BUSINESS SERVICES - 1.6%
     Hewitt Associates, Inc. Class A*...                543,800          21,626,926


  CONSUMER PRODUCTS - 8.2%
     Avon Products, Inc. ...............                963,300          38,088,882
     Briggs & Stratton Corp. ...........                943,100          16,881,490
     Electronic Arts, Inc.*.............                454,100          22,668,672
     Pactiv Corp.*......................              1,303,100          34,154,251
                                                                     --------------
                                                                        111,793,295


  ENERGY - 9.9%
     BP plc ADR
       (United Kingdom).................                432,800          26,249,320
     Exterran Holdings, Inc.*...........                263,550          17,009,517
     International Coal Group, Inc.*....              3,910,000          24,828,500
     Kinder Morgan Management, LLC*.....                836,851          42,654,319
     Transocean, Inc.*..................                184,002          24,877,070
                                                                     --------------
                                                                        135,618,726


  HEALTHCARE PRODUCTS - 11.4%
     Abbott Laboratories................                636,000          35,075,400
     American Medical Systems Holdings,
       Inc.*............................              1,872,700          26,573,613
     Baxter International, Inc. ........                456,600          26,400,612
     Beckman Coulter, Inc. .............                593,700          38,323,335
     STERIS Corp. ......................              1,120,600          30,065,698
                                                                     --------------
                                                                        156,438,658


  INDUSTRIAL PRODUCTS - 11.8%
     Albany International Corp. Class
       A................................                882,300          31,886,322
     Cabot Corp. .......................                931,000          26,068,000
     Chemtura Corp. ....................              2,182,900          16,022,486
     Franklin Electric Co., Inc. .......                389,700          13,316,049
     Mine Safety Appliances Co. ........                504,850          20,794,772
     Schnitzer Steel Industries, Inc.
       Class A..........................                190,100          13,500,902
     Sealed Air Corp. ..................              1,561,000          39,415,250
                                                                     --------------
                                                                        161,003,781


  INDUSTRIAL SERVICES - 0.4%
     ABM Industries, Inc. ..............                312,700           7,016,988


  INFORMATION TECHNOLOGY SERVICES - 3.0%
     CACI International, Inc. Class A*..                890,000          40,539,500


  INSURANCE BROKERS - 1.9%
     Willis Group Holdings, Ltd. (United
       Kingdom).........................                782,400          26,296,464


MERIDIAN VALUE FUND(R)

MARCH 31, 2008 (UNAUDITED)

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

                                                  Shares                Value***
                                           --------------------   --------------------
COMMON STOCK (continued)



  LEISURE & AMUSEMENT - 1.7%
     Polaris Industries, Inc. ..........                404,700      $   16,596,747
     Shuffle Master, Inc.*..............              1,203,800           6,440,330
                                                                     --------------
                                                                         23,037,077


  LEISURE PRODUCTS - 2.1%
     Mattel, Inc. ......................              1,424,100          28,339,590


  MEDIA - 4.6%
     Arbitron, Inc. ....................                322,400          13,914,784
     Grupo Televisa SA ADR (Mexico).....                810,200          19,639,248
     Marvel Entertainment, Inc.*........              1,098,400          29,426,136
                                                                     --------------
                                                                         62,980,168


  PHARMACEUTICALS - 3.2%
     Charles River Laboratories
       International, Inc.*.............                468,100          27,589,814
     ImClone Systems, Inc.*.............                372,700          15,809,934
                                                                     --------------
                                                                         43,399,748


  SEMICONDUCTORS - 2.7%
     Intel Corp. .......................              1,758,000          37,234,440


  TECHNOLOGY - 6.1%
     Avid Technology, Inc.*.............                740,300          18,018,902
     Entegris, Inc.*....................              2,215,900          15,932,321
     Intermec, Inc.*....................                909,700          20,186,243
     Western Digital Corp.*.............                416,400          11,259,456
     Zebra Technologies Corp. Class A*..                542,800          18,086,096
                                                                     --------------
                                                                         83,483,018

  TECH-SOFTWARE - 0.9%
     Secure Computing Corp.*............              1,851,700          11,943,465


  TELECOMMUNICATIONS EQUIPMENT - 1.2%
     Nokia Oyj ADR (Finland)............                524,700          16,701,201


  TELECOMMUNICATIONS SERVICES - 2.9%
     Verizon Communications, Inc. ......              1,101,300          40,142,385


  TRANSPORTATION-AIRLINES - 1.2%
     GOL Linhas Aereas
       Inteligentes SA ADR (Brazil).....              1,143,900          17,032,671


  TRUCKING - 1.3%
     Con-way, Inc. .....................                357,600          17,694,048


  UTILITIES - 6.7%
     Dynegy, Inc. Class A*..............              3,898,900          30,762,321
     Hawaiian Electric Industries,
       Inc. ............................              1,419,875          33,892,416
     Progress Energy, Inc. .............                636,800          26,554,560
                                                                     --------------
                                                                         91,209,297

  TOTAL COMMON STOCKS - 94.9%
       (Cost $1,311,338,821)...................................       1,298,501,092
                                                                     --------------
U.S. GOVERNMENT OBLIGATIONS - 4.3%
     U.S. Treasury Bill @ 1.702%**
       due 04/03/08
       (Face Value $15,000,000)................................          14,998,583
     U.S. Treasury Bill @ 3.042%**
       due 04/10/08
       (Face Value $15,000,000)................................          14,988,675
     U.S. Treasury Bill @ 1.344%**
       due 06/12/08
       (Face Value $30,000,000)................................          29,928,300
                                                                     --------------

  TOTAL U.S. GOVERNMENT OBLIGATIONS
    (Cost $59,906,858).........................................          59,915,558
                                                                     --------------

  TOTAL INVESTMENTS - 99.2% (Cost $1,371,245,679)..............       1,358,416,650
CASH AND OTHER ASSETS, LESS LIABILITIES - 0.8%.................          10,289,715
                                                                     --------------
NET ASSETS - 100.0%............................................      $1,368,706,365
                                                                     ==============




The aggregate book cost is $1,371,245,679.

The aggregate gross unrealized appreciation is $105,962,479.
The aggregate gross unrealized depreciation is $(118,791,508).
The net unrealized depreciation is $(12,829,029).

MERIDIAN VALUE FUND(R)

MARCH 31, 2008 (UNAUDITED)

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

ADR - American Depository Receipt

REIT - Real Estate Investment Trust

    * Non-income producing securities

   ** Annualized yield at date of purchase

  *** INVESTMENT VALUATION: Marketable securities are valued at the closing price or last sales price on the principal exchange or market on which they are traded; or, if there were no sales that day, at the last reported bid price. Securities and other assets for which reliable market quotations are not readily available or for which a significant event has occurred since the time of the most recent market quotation, will be valued at their fair value as determined by the Adviser under the guidelines established by, and under the general supervision and responsibility of, the Funds' Board of Directors. Short-term securities with original or remaining maturities more than 60 days are valued at the mean of their quoted bid and asked prices. Short-term securities with 60 days or less to maturity are amortized to maturity based on their cost to the Fund if acquired within 60 days of maturity or, if already held by the Fund on the 60th day, based on the value determined on the 61st day.

                      (THIS PAGE INTENTIONALLY LEFT BLANK)

                                                   MERIDIAN FUND, INC.

 -------------------------------------------------------------------------------
 -------------------------------------------------------------------------------

                          This report is submitted for
                       the information of shareholders of
                          Meridian Fund, Inc. It is not
                         authorized for distribution to
                          prospective investors unless
                          preceded or accompanied by an
                              effective prospectus.

                        ---------------------------------
                             Officers and Directors

                              RICHARD F. ASTER, JR.
                             President and Director

                               MICHAEL S. ERICKSON

                                 HERBERT C. KAY

                                 JAMES B. GLAVIN

                                  RONALD ROTTER

                                 MICHAEL STOLPER
                                    Directors

                                GREGG B. KEELING
                            Chief Financial Officer,
                             Treasurer and Secretary
                            Chief Compliance Officer

                                    Custodian
                               PFPC TRUST COMPANY
                           Philadelphia, Pennsylvania

                       Transfer Agent and Disbursing Agent
                                    PFPC INC.
                          King of Prussia, Pennsylvania
                                 (800) 446-6662

                                     Counsel
                             MORRISON & FOERSTER LLP
                                Washington, D.C.

                                    Auditors
                           PRICEWATERHOUSECOOPERS LLP
                            San Francisco, California


                         MERIDIAN EQUITY INCOME FUND(R)
                             MERIDIAN GROWTH FUND(R)
                             MERIDIAN VALUE FUND(R)

                              THIRD QUARTER REPORT

                              [MERIDIAN FUND LOGO]

                          60 E. Sir Francis Drake Blvd.
                             Wood Island, Suite 306
                               Larkspur, CA 94939

                              www.meridianfund.com

                            Telephone (800) 446-6662


                                 MARCH 31, 2008